Summary of Significant Accounting Policies (Details) - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Accounting Policies [Abstract]
Year-end spot rate	$ 7.2567	$ 7.2203
Average rate	$ 7.2163	$ 7.1671